Investment in Associate	6 Months Ended
Jun. 30, 2022
Disclosure of Investment in Associates and Investments in Investees [Abstract]
INVESTMENT IN ASSOCIATE

NOTE 3:- INVESTMENT IN ASSOCIATE

On March 10, 2022, the Company entered into a Founders and Investment Agreement with Dr. Alon Silberman, or the MitoCareX Agreement. Pursuant to the MitoCareX Agreement, the Company invested an initial amount of $700, and agreed to invest over the next two years, an additional $1,000, subject to the achievement of certain pre-determined milestones as agreed upon in the MitoCareX Agreement, for up to a 50.01% ownership in MitoCare X Bio Ltd. (“MitoCareX”). MitoCareX will focus on the discovery and development of potential drugs for cancers and other life-threatening conditions. The MitoCareX Agreement also contains customary representations, warranties, covenants and indemnification provisions. On March 31, 2022, the closing conditions were met and the Company paid the initial investment amount of $700 to MitoCareX. As of June 30, 2022, the Company owns 29% of the outstanding shares of Mitocare X.

During the six months ended June 30, 2022, the Company recorded equity losses from the investment in MitoCareX in the amount of $41.